GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period		$ 49,110
Exchange difference due to translation	(694)	1,430
Net goodwill carrying amount at the end of the period	49,846	50,540
Film investment and production
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period			35
Gross goodwill carrying amount			35
Net goodwill carrying amount at the end of the period	35	35
Talent agency
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period		143
Exchange difference due to translation	(2)	4
Net goodwill carrying amount at the end of the period	145	147
Movie theaters
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period		48,932
Exchange difference due to translation	(692)	1,426
Net goodwill carrying amount at the end of the period	$ 49,666	$ 50,358